UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Capital Opportunities Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Aerospace and defense (1.3%)

Engility Holdings, Inc.(NON)	6,880	$214,450

Huntington Ingalls Industries, Inc.	1,900	197,999

		412,449
Airlines (2.8%)

Alaska Air Group, Inc.	6,975	303,692

Allegiant Travel Co.	1,535	189,818

JetBlue Airways Corp.(NON)(S)	39,615	420,711

		914,221
Auto components (5.5%)

Autoliv, Inc. (Sweden)(S)	1,920	176,486

Cooper Tire & Rubber Co.	10,940	313,978

Dana Holding Corp.	19,505	373,911

Lear Corp.	3,950	341,320

Tenneco, Inc.(NON)	5,605	293,198

TRW Automotive Holdings Corp.(NON)	2,805	284,006

		1,782,899
Banks (5.1%)

Bancorp, Inc. (The)(NON)	12,619	108,397

Comerica, Inc.	7,920	394,891

OFG Bancorp (Puerto Rico)(S)	38,715	579,951

Popular, Inc. (Puerto Rico)(NON)	5,912	174,020

WesBanco, Inc.	12,265	375,186

		1,632,445
Biotechnology (2.9%)

Emergent BioSolutions, Inc(NON)	16,020	341,386

Myriad Genetics, Inc.(NON)(S)	9,645	372,008

United Therapeutics Corp.(NON)	1,815	233,500

		946,894
Capital markets (4.1%)

AllianceBernstein Holding LP (Partnership shares)	12,830	333,708

GAMCO Investors, Inc. Class A	1,600	113,184

Piper Jaffray Cos.(NON)	3,815	199,296

SEI Investments Co.	9,615	347,678

Waddell & Reed Financial, Inc. Class A	6,279	324,562

		1,318,428
Chemicals (1.8%)

Cabot Corp.	4,870	247,250

Methanex Corp. (Canada)	3,650	243,820

OM Group, Inc.	3,685	95,626

		586,696
Commercial services and supplies (1.1%)

ACCO Brands Corp.(NON)	37,560	259,164

Civeo Corp.	8,165	94,796

		353,960
Communications equipment (3.1%)

Brocade Communications Systems, Inc.	61,145	664,646

Polycom, Inc.(NON)	26,465	325,123

		989,769
Construction and engineering (0.7%)

Aecom Technology Corp.(NON)	6,975	235,406

		235,406
Consumer finance (0.9%)

Nelnet, Inc. Class A	6,620	285,256

		285,256
Containers and packaging (1.4%)

Owens-Illinois, Inc.(NON)	5,400	140,670

Rock-Tenn Co. Class A	6,530	310,697

		451,367
Diversified consumer services (5.6%)

Apollo Education Group, Inc. Class A(NON)	14,420	362,663

DeVry Education Group, Inc.	7,420	317,650

H&R Block, Inc.	9,893	306,782

ITT Educational Services, Inc.(NON)(S)	7,490	32,132

Strayer Education, Inc.(NON)	12,855	769,757

		1,788,984
Electric utilities (0.7%)

Westar Energy, Inc.(S)	6,460	220,415

		220,415
Electronic equipment, instruments, and components (2.9%)

Arrow Electronics, Inc.(NON)	4,005	221,677

Ingram Micro, Inc. Class A(NON)	11,485	296,428

ScanSource, Inc.(NON)	8,535	295,226

Vishay Intertechnology, Inc.	7,385	105,532

		918,863
Energy equipment and services (5.6%)

Helmerich & Payne, Inc.	3,315	324,439

ION Geophysical Corp.(NON)	110,080	307,123

Nabors Industries, Ltd.	16,870	383,961

Oil States International, Inc.(NON)	2,490	154,131

Patterson-UTI Energy, Inc.	8,790	285,939

Superior Energy Services, Inc.	10,195	335,110

		1,790,703
Food products (1.4%)

Pilgrim's Pride Corp.(NON)	7,885	240,966

Sanderson Farms, Inc.(S)	2,345	206,243

		447,209
Gas utilities (1.2%)

Atmos Energy Corp.	2,270	108,279

UGI Corp.	7,872	268,356

		376,635
Health-care equipment and supplies (4.2%)

Analogic Corp.	3,025	193,479

CareFusion Corp.(NON)	7,910	357,928

Greatbatch, Inc.(NON)	6,435	274,195

PhotoMedex, Inc.(NON)(S)	6,710	41,602

ResMed, Inc.(S)	6,640	327,153

Thoratec Corp.(NON)	5,704	152,468

		1,346,825
Health-care providers and services (6.0%)

Chemed Corp.(S)	3,755	386,390

Hanger, Inc.(NON)(S)	6,655	136,561

HealthSouth Corp.	6,460	238,374

Mednax, Inc.(NON)	4,865	266,699

Owens & Minor, Inc.(S)	7,170	234,746

Patterson Cos., Inc.	7,945	329,161

Select Medical Holdings Corp.	28,615	344,238

		1,936,169
Hotels, restaurants, and leisure (2.1%)

Cheesecake Factory, Inc. (The)(S)	5,687	258,759

International Game Technology (IGT)	24,775	417,954

		676,713
Household products (0.7%)

Energizer Holdings, Inc.	1,910	235,331

		235,331
Insurance (5.4%)

Assurant, Inc.	3,815	245,305

Endurance Specialty Holdings, Ltd.	2,127	117,368

Genworth Financial, Inc. Class A(NON)	20,355	266,651

Horace Mann Educators Corp.	11,490	327,580

Torchmark Corp.	3,980	208,433

Validus Holdings, Ltd.(S)	9,665	378,288

W.R. Berkley Corp.	3,700	176,860

		1,720,485
Internet software and services (0.7%)

IAC/InterActiveCorp.	3,410	224,719

		224,719
IT Services (3.9%)

Booz Allen Hamilton Holding Corp.	8,495	198,783

Broadridge Financial Solutions, Inc.	5,915	246,241

CSG Systems International, Inc.(S)	12,925	339,669

Global Cash Access Holdings, Inc.(NON)	26,795	180,866

Mantech International Corp. Class A(S)	10,645	286,883

		1,252,442
Machinery (7.9%)

AGCO Corp.	5,720	260,031

Federal Signal Corp.	21,040	278,570

Greenbrier Cos., Inc. (The)(S)	7,185	527,235

Hyster-Yale Materials Holdings, Inc.	1,925	137,869

Oshkosh Corp.	7,190	317,439

Terex Corp.	5,500	174,735

Valmont Industries, Inc.(S)	2,905	391,972

Wabash National Corp.(NON)	15,545	207,059

WABCO Holdings, Inc.(NON)	2,800	254,660

		2,549,570
Metals and mining (0.4%)

Commercial Metals Co.	7,240	123,587

		123,587
Multi-utilities (1.4%)

TECO Energy, Inc.(S)	13,340	231,849

Vectren Corp.	5,180	206,682

		438,531
Multiline retail (1.0%)

Dillards, Inc. Class A(S)	3,030	330,209

		330,209
Oil, gas, and consumable fuels (1.1%)

Alliance Resource Partners LP	8,340	357,286

		357,286
Paper and forest products (0.6%)

Domtar Corp. (Canada)	5,830	204,808

		204,808
Personal products (0.5%)

Herbalife, Ltd.	3,570	156,188

		156,188
Professional services (1.9%)

ManpowerGroup, Inc.	1,365	95,687

Navigant Consulting, Inc.(NON)	19,995	278,130

RPX Corp.(NON)	17,305	237,598

		611,415
Real estate investment trusts (REITs) (0.6%)

Omega Healthcare Investors, Inc.(S)	5,983	204,559

		204,559
Real estate management and development (1.3%)

Jones Lang LaSalle, Inc.	3,320	419,449

		419,449
Road and rail (0.9%)

ArcBest Corp.	7,915	295,230

		295,230
Semiconductors and semiconductor equipment (4.4%)

Lam Research Corp.	6,186	462,094

Marvell Technology Group, Ltd.	14,150	190,742

Omnivision Technologies, Inc.(NON)	15,275	404,177

Skyworks Solutions, Inc.	6,280	364,554

		1,421,567
Software (2.1%)

FactSet Research Systems, Inc.(S)	4,200	510,426

Manhattan Associates, Inc.(NON)	5,065	169,272

		679,698
Specialty retail (3.2%)

Aaron's, Inc.	4,975	120,992

ANN, Inc.(NON)	7,385	303,745

Cato Corp. (The) Class A(S)	3,512	121,024

GameStop Corp. Class A(S)	11,705	482,238

		1,027,999
Technology hardware, storage, and peripherals (1.0%)

Lexmark International, Inc. Class A(S)	7,155	304,088

		304,088
Textiles, apparel, and luxury goods (0.5%)

Deckers Outdoor Corp.(NON)	1,656	160,930

		160,930

Total common stocks (cost $27,888,108)		$32,130,397

SHORT-TERM INVESTMENTS (20.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	6,348,527	$6,348,527

Putnam Short Term Investment Fund 0.06%(AFF)	258,304	258,304

Total short-term investments (cost $6,606,831)		$6,606,831

TOTAL INVESTMENTS

Total investments (cost $34,494,939)(b)		$38,737,228

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $32,168,773.
(b)	The aggregate identified cost on a tax basis is $34,525,477, resulting in gross unrealized appreciation and depreciation of $5,928,808 and $1,717,057, respectively, or net unrealized appreciation of $4,211,751.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$224,958	$5,951,933	$5,918,587	$123	$258,304
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $6,348,527, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,139,554.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,767,734	$—	$—
Consumer staples	838,728	—	—
Energy	2,147,989	—	—
Financials	5,580,622	—	—
Health care	4,229,888	—	—
Industrials	5,372,251	—	—
Information technology	5,791,146	—	—
Materials	1,366,458	—	—
Utilities	1,035,581	—	—
Total common stocks	32,130,397	—	—
Short-term investments	258,304	6,348,527	—

Totals by level	$32,388,701	$6,348,527	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014